Finance income and expense- Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Fair value adjustment on redeemable preference shares	$ 0	$ (5,617)
Interest on lease liability	(17)	(25)
Other	(6)	(5)
Total finance expense	$ (23)	$ (5,647)